Schedule of liquidity risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 134,275		$ 53,266
Loan from a shareholder				$ 337,566
Lease liabilities		43,159		6,500
1 to 5 years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Loan from a shareholder
Lease liabilities		24,059
Non-derivative financial liabilities		24,059
Total [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		472,230		626,008
Loan from a shareholder				346,746
Lease liabilities		46,758		6,543
Non-derivative financial liabilities		518,988		979,297
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		472,230		626,008
Loan from a shareholder				337,566
Lease liabilities		43,159		6,500
Non-derivative financial liabilities		515,389		970,074
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		472,230		626,008
Loan from a shareholder				346,746
Lease liabilities		22,699		6,543
Non-derivative financial liabilities		$ 494,929		$ 979,297